Annual Total Returns[BarChart] - Invesco DWA Utilities Momentum ETF - ETF	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	7.04%	10.04%	21.93%	16.93%	(2.98%)	19.08%	11.65%	6.11%	21.31%	(5.10%)